Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional Paid In Capital	Retained Earnings	Common Stock Held in Treasury	Total
Beginning balance, value at Jul. 31, 2023	$ 2,178,297	$ 3,346,245	$ 49,068,015	$ (1,287,852)	$ 53,304,705
Net loss			(406,568)		(406,568)
Ending balance, value at Jul. 31, 2024	2,178,297	3,346,245	48,661,447	(1,287,852)	52,898,137
Net loss			(136,240)		(136,240)
Ending balance, value at Jul. 31, 2025	$ 2,178,297	$ 3,346,245	$ 48,525,207	$ (1,287,852)	$ 52,761,897